Cover	Aug. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 20, 2021
Entity File Number	000-55930
Entity Registrant Name	LUDUSON G INC.
Entity Central Index Key	0001737193
Entity Tax Identification Number	82-3184409
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	17/F, 80 Gloucester Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	2818 7199
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	LDSN
Entity Emerging Growth Company	false